VESSELS UNDER FINANCE LEASE, NET - Outstanding Obligations Under Capital Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Finance Lease Liabilities, Payments, Due [Abstract]
2020 (remaining six months)	$ 16,031
2021	32,240
2022	29,061
2023	24,484
2024	24,553
Thereafter	76,104
Minimum lease payments	202,473
Less: imputed interest	(40,172)
Present value of obligations under finance leases	$ 162,301	$ 168,708